Schedule of share capital shares (Details)	12 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 SGD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares authorized	20,000,000,000
Par value per share | $ / shares	$ 0.000025
Paid-up share capital | $		$ 1,088
Paid-up share capital	$ 896	$ 1,141
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	500,000,000
Authorized share capital | $	$ 500,000
Issuance of shares	33,350,000	33,350,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares	33,350,000	33,350,000
Paid-up share capital	$ 854	$ 1,088
Issuance of ordinary shares for initial public offering, net of related expenses	1,650,000	1,650,000
Issuance of ordinary shares for initial public offering, net of related expenses value	$ 42	$ 53
Issuance of shares	35,000,000	35,000,000
Paid-up share capital	$ 896	$ 1,141